Contract liability - Explanation of Changes in Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	SFr 4,333	SFr 10,046
Additions	0	0
Recognized as revenue	(4,333)	(5,713)
Contract liability at end of period	0	4,333
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Contract liability at beginning of period	4,333	10,046
Additions	0	0
Recognized as revenue	(4,333)	(5,713)
Contract liability at end of period	SFr 0	SFr 4,333